Operating expenses - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	€ 47,589	€ 40,954	€ 95,783	€ 86,811
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	38,645	28,907	77,946	64,650
Operating expenses, UC clinical program			51,929
Operating expenses, CD program			7,416
Operating expenses, transversal activities			14,829
Increase in operating expenses, CD program			6,499
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	€ 8,270	€ 9,796	16,303	€ 17,932
Decrease in employee benefits expenses			€ 1,240
Percentage of decrease in the operating expenses			11.00%